Putnam ESG Ultra Short ETF
The fund's portfolio
7/31/24 (Unaudited)

CORPORATE BONDS AND NOTES (72.3%)(a)
	Principal amount	Value
Banking (37.1%)
ABN AMRO Bank NV 144A sr. unsec. FRN 6.575%, 10/13/26 (Netherlands)	$400,000	$405,679
ABN AMRO Bank NV 144A sr. unsec. FRN 6.339%, 9/18/27 (Netherlands)	300,000	307,066
ANZ New Zealand Int'l, Ltd./London 144A company guaranty sr. unsec. FRN (US SOFR + 0.60%), 5.965%, 2/18/25 (United Kingdom)	803,000	804,164
Australia and New Zealand Banking Group, Ltd. 144A sr. unsec. unsub. notes (US SOFR + 0.68%), 6.048%, 7/16/27 (Australia)	282,000	282,531
Banco Bilbao Vizcaya Argentaria SA sr. unsec. unsub. FRN 5.862%, 9/14/26 (Spain)	800,000	804,352
Banco Bilbao Vizcaya Argentaria SA sr. unsec. unsub. notes 1.125%, 9/18/25 (Spain)	200,000	191,183
Banco Santander SA sr. unsec. unsub. FRN 6.527%, 11/7/27 (Spain)	200,000	206,498
Banco Santander SA sr. unsec. unsub. notes 5.552%, 3/14/28 (Spain)	200,000	201,756
Banco Santander SA sr. unsec. unsub. notes 2.746%, 5/28/25 (Spain)	365,000	357,232
Bank of America Corp. sr. unsec. notes 5.933%, 9/15/27	753,000	767,745
Bank of America Corp. sr. unsec. unsub. FRN Ser. MTN, 3.093%, 10/1/25	300,000	298,748
Bank of America Corp. unsec. sub. notes Ser. L, 3.95%, 4/21/25	400,000	395,905
Bank of Montreal sr. unsec. unsub. notes Ser. MTN, 1.85%, 5/1/25 (Canada)	96,000	93,646
Bank of New York Mellon Corp. (The) sr. unsec. unsub. FRN (US SOFR + 0.62%), 5.987%, 4/25/25	661,000	662,623
Bank of New York Mellon Corp. (The) sr. unsec. unsub. FRN (US SOFR + 0.20%), 5.567%, 10/25/24	199,000	199,011
Bank of Nova Scotia/The sr. unsec. unsub. notes (US SOFR Compounded Index + 0.78%), 6.147%, 6/4/27 (Canada)	263,000	262,897
Banque Federative du Credit Mutuel SA 144A sr. unsec. FRN (US SOFR Compounded Index + 0.41%), 5.772%, 2/4/25 (France)	805,000	805,102
Banque Federative du Credit Mutuel SA 144A sr. unsec. notes 5.896%, 7/13/26 (France)	200,000	203,787
Barclays PLC sr. unsec. unsub. FRN 6.496%, 9/13/27 (United Kingdom)	630,000	647,554
Barclays PLC sr. unsec. unsub. notes 7.325%, 11/2/26 (United Kingdom)	287,000	293,370
Barclays PLC sr. unsec. unsub. notes 5.304%, 8/9/26 (United Kingdom)	200,000	199,810
BNP Paribas SA 144A sr. unsec. notes 3.375%, 1/9/25 (France)	765,000	757,476
BPCE SA 144A sr. unsec. FRN (US SOFR + 0.96%), 6.329%, 9/25/25 (France)	250,000	251,480
BPCE SA 144A sr. unsec. unsub. FRN 5.975%, 1/18/27 (France)	719,000	725,404
Canadian Imperial Bank of Commerce sr. unsec. notes (US SOFR + 0.94%), 6.309%, 6/28/27 (Canada)	320,000	320,737
Canadian Imperial Bank of Commerce sr. unsec. unsub. FRN (US SOFR Compounded Index + 0.42%), 5.788%, 10/18/24 (Canada)	694,000	694,244
Canadian Imperial Bank of Commerce sr. unsec. unsub. notes 5.144%, 4/28/25 (Canada)	206,000	205,910
Citizens Bank NA sr. unsec. unsub. FRN 5.284%, 1/26/26	505,000	503,438
Commonwealth Bank of Australia 144A sr. unsec. unsub. FRN (US SOFR + 0.74%), 6.107%, 3/14/25 (Australia)	158,000	158,467
Commonwealth Bank of Australia 144A unsec. sub. notes 4.50%, 12/9/25 (Australia)	200,000	197,980
Commonwealth Bank of Australia/New York, NY sr. unsec. notes 5.079%, 1/10/25	544,000	543,378
Cooperatieve Rabobank UA sr. unsec. notes 4.85%, 1/9/26 (Netherlands)	300,000	300,713
Cooperatieve Rabobank UA sr. unsec. unsub. notes 1.375%, 1/10/25 (Netherlands)	650,000	638,535
Credit Agricole SA/London 144A sr. unsec. unsub. notes 3.25%, 10/4/24 (United Kingdom)	1,206,000	1,200,710
DNB Bank ASA 144A sr. unsec. FRN 5.896%, 10/9/26 (Norway)	753,000	759,408
Fifth Third Bancorp sr. unsec. sub. notes 2.375%, 1/28/25	229,000	225,445
Fifth Third Bank/Cincinnati, OH sr. unsec. FRN 5.852%, 10/27/25	612,000	612,248
Goldman Sachs Bank USA/New York, NY sr. unsec. notes (US SOFR + 0.75%), 6.116%, 5/21/27	250,000	250,196
Huntington National Bank (The) sr. unsec. FRN 5.699%, 11/18/25	834,000	833,854
ING Groep NV sr. unsec. FRN (US SOFR Compounded Index + 1.64%), 7.009%, 3/28/26 (Netherlands)	601,000	605,288
ING Groep NV sr. unsec. notes 3.869%, 3/28/26 (Netherlands)	200,000	198,067
ING Groep NV sr. unsec. unsub. FRN (US SOFR + 1.56%), 6.928%, 9/11/27 (Netherlands)	200,000	203,010
Intesa Sanpaolo SpA 144A sr. unsec. unsub. notes Ser. XR, 3.25%, 9/23/24 (Italy)	322,000	320,730
JPMorgan Chase & Co. sr. unsec. unsub. FRN (US SOFR + 1.32%), 6.687%, 4/26/26	102,000	102,692
JPMorgan Chase & Co. sr. unsec. unsub. FRN 2.083%, 4/22/26	60,000	58,627
JPMorgan Chase & Co. sr. unsec. unsub. FRN 2.005%, 3/13/26	250,000	244,927
JPMorgan Chase & Co. sr. unsec. unsub. notes 4.08%, 4/26/26	730,000	723,375
JPMorgan Chase & Co. unsec. sub. notes 3.875%, 9/10/24	19,000	18,967
Lloyds Banking Group PLC sr. unsec. unsub. FRN (US SOFR Compounded Index + 1.56%), 6.922%, 8/7/27 (United Kingdom)	200,000	203,005
Lloyds Banking Group PLC sr. unsec. unsub. FRN 5.985%, 8/7/27 (United Kingdom)	200,000	203,431
Lloyds Banking Group PLC sr. unsec. unsub. notes 4.45%, 5/8/25 (United Kingdom)	756,000	751,202
Macquarie Bank, Ltd. 144A sr. unsec. notes 5.391%, 12/7/26 (Australia)	80,000	81,096
Macquarie Bank, Ltd. 144A sr. unsec. notes 3.231%, 3/21/25 (Australia)	40,000	39,503
Macquarie Bank, Ltd. 144A sr. unsec. notes 2.30%, 1/22/25 (Australia)	134,000	132,023
Mitsubishi UFJ Financial Group, Inc. sr. unsec. notes 1.412%, 7/17/25 (Japan)	200,000	193,024
Mitsubishi UFJ Financial Group, Inc. sr. unsec. unsub. FRN 5.541%, 4/17/26 (Japan)	618,000	619,286
Mitsubishi UFJ Financial Group, Inc. sr. unsec. unsub. FRN 5.063%, 9/12/25 (Japan)	398,000	397,700
Mizuho Bank, Ltd. 144A company guaranty sr. unsec. unsub. notes 3.60%, 9/25/24 (Japan)	200,000	199,381
Mizuho Financial Group, Inc. sr. unsec. unsub. notes (US SOFR + 0.96%), 6.325%, 5/22/26 (Japan)	641,000	643,668
National Australia Bank, Ltd. 144A sr. unsec. FRN (US SOFR + 0.38%), 5.748%, 1/12/25 (Australia)	588,000	588,442
National Australia Bank, Ltd. 144A sr. unsec. notes (US SOFR + 0.62%), 5.988%, 6/11/27 (Australia)	250,000	250,227
National Bank of Canada company guaranty sr. unsec. FRN (US SOFR + 0.49%), 5.852%, 8/6/24 (Canada)	775,000	775,026
National Bank of Canada company guaranty sr. unsec. notes (US SOFR Compounded Index + 1.03%), 6.399%, 7/2/27 (Canada)	250,000	250,666
NatWest Group PLC sr. unsec. unsub. FRN 5.847%, 3/2/27 (United Kingdom)	851,000	859,822
NatWest Group PLC sr. unsec. unsub. notes 5.583%, 3/1/28 (United Kingdom)	324,000	328,240
Nordea Bank ABP 144A sr. unsec. FRN (US SOFR + 0.74%), 6.108%, 3/19/27 (Finland)	200,000	200,816
PNC Financial Services Group, Inc. (The) sr. unsec. unsub. FRN 5.812%, 6/12/26	367,000	368,589
PNC Financial Services Group, Inc. (The) sr. unsec. unsub. FRN 4.758%, 1/26/27	786,000	781,771
Royal Bank of Canada sr. unsec. unsub. FRN Ser. GMTN, (US SOFR Compounded Index + 0.34%), 5.708%, 10/7/24 (Canada)	1,141,000	1,141,292
Santander Holdings USA, Inc. sr. unsec. unsub. notes 3.45%, 6/2/25	301,000	295,900
Santander UK Group Holdings PLC sr. unsec. unsub. notes 6.833%, 11/21/26 (United Kingdom)	200,000	203,695
Skandinaviska Enskilda Banken AB 144A sr. unsec. notes 5.125%, 3/5/27 (Sweden)	400,000	404,704
Societe Generale SA 144A company guaranty sr. unsec. unsub. notes (US SOFR + 1.05%), 6.417%, 1/21/26 (France)	200,000	200,289
Societe Generale SA 144A sr. unsec. notes 2.625%, 1/22/25 (France)	763,000	751,393
State Street Corp. sr. unsec. unsub. FRN (US SOFR Compounded Index + 0.85%), 6.207%, 8/3/26	97,000	97,505
State Street Corp. sr. unsec. unsub. notes 5.104%, 5/18/26	631,000	630,913
Sumitomo Mitsui Financial Group, Inc. sr. unsec. notes 1.474%, 7/8/25 (Japan)	475,000	459,109
Sumitomo Mitsui Trust Bank, Ltd. 144A sr. unsec. unsub. FRN (US SOFR + 0.44%), 5.807%, 9/16/24 (Japan)	1,127,000	1,127,315
Toronto-Dominion Bank (The) sr. unsec. FRN Ser. MTN, (US SOFR + 0.35%), 5.717%, 9/10/24 (Canada)	690,000	690,105
Toronto-Dominion Bank (The) sr. unsec. notes 5.103%, 1/9/26 (Canada)	134,000	134,522
Toronto-Dominion Bank (The) sr. unsec. unsub. notes Ser. MTN, 1.15%, 6/12/25 (Canada)	135,000	130,603
Truist Bank sr. unsec. notes Ser. BKNT, 1.50%, 3/10/25	415,000	405,188
Truist Financial Corp. sr. unsec. unsub. notes Ser. MTN, 3.70%, 6/5/25	190,000	187,335
UBS Group AG 144A sr. unsec. FRN 4.49%, 8/5/25 (Switzerland)	292,000	291,975
UBS Group AG 144A sr. unsec. FRN 2.593%, 9/11/25 (Switzerland)	870,000	867,047
UBS Group AG 144A sr. unsec. notes 6.373%, 7/15/26 (Switzerland)	250,000	252,244
Westpac Banking Corp. sr. unsec. unsub. FRN (US SOFR + 0.30%), 5.665%, 11/18/24 (Australia)	769,000	769,150
Westpac Banking Corp. sr. unsec. unsub. notes (US SOFR + 0.72%), 6.085%, 11/17/25 (Australia)	206,000	206,978

		37,160,145
Basic materials (0.4%)
Sherwin-Williams Co. (The) sr. unsec. unsub. notes 4.25%, 8/8/25	143,000	141,793
Sherwin-Williams Co. (The) sr. unsec. unsub. notes 3.45%, 8/1/25	237,000	232,884

		374,677
Capital goods (2.1%)
Caterpillar Financial Services Corp. sr. unsec. unsub. FRN Ser. MTN, (US SOFR + 0.27%), 5.637%, 9/13/24	393,000	393,043
Daimler Trucks Finance North America, LLC 144A company guaranty sr. unsec. FRN (US SOFR + 0.75%), 6.117%, 12/13/24	209,000	209,408
Daimler Trucks Finance North America, LLC 144A company guaranty sr. unsec. notes (US SOFR + 0.96%), 6.329%, 9/25/27	300,000	300,901
Daimler Trucks Finance North America, LLC 144A company guaranty sr. unsec. notes 5.60%, 8/8/25	150,000	150,596
Daimler Trucks Finance North America, LLC 144A company guaranty sr. unsec. notes 1.625%, 12/13/24	624,000	615,315
John Deere Capital Corp. sr. unsec. unsub. notes Ser. MTN, (US SOFR + 0.60%), 5.968%, 6/11/27	310,000	310,295
RTX Corp. sr. unsec. notes 5.00%, 2/27/26	121,000	121,312

		2,100,870
Communication services (1.3%)
American Tower Corp. 1.30%, 9/15/25	55,000	52,728
American Tower Corp. sr. unsec. notes 2.40%, 3/15/25	13,000	12,748
Rogers Communications, Inc. company guaranty sr. unsec. unsub. notes 2.95%, 3/15/25 (Canada)	255,000	251,127
T-Mobile USA, Inc. company guaranty sr. notes 3.50%, 4/15/25	500,000	493,045
Verizon Communications, Inc. sr. unsec. unsub. notes 3.376%, 2/15/25	467,000	462,948

		1,272,596
Consumer cyclicals (5.4%)
BMW US Capital, LLC 144A company guaranty sr. unsec. FRN (US SOFR Compounded Index + 0.84%), 6.209%, 4/1/25	647,000	649,604
Home Depot, Inc./The sr. unsec. unsub. notes (US SOFR + 0.33%), 5.698%, 12/24/25	155,000	155,321
Hyatt Hotels Corp. sr. unsec. notes 5.75%, 1/30/27	65,000	66,132
Hyatt Hotels Corp. sr. unsec. unsub. notes 4.85%, 3/15/26	35,000	34,874
Hyatt Hotels Corp. sr. unsec. unsub. notes 1.80%, 10/1/24	507,000	503,501
Hyundai Capital America 144A sr. unsec. FRN (US SOFR + 1.04%), 6.408%, 3/19/27 (South Korea)	260,000	261,995
Hyundai Capital America 144A sr. unsec. notes (US SOFR + 1.04%), 6.408%, 6/24/27 (South Korea)	364,000	364,554
Hyundai Capital America 144A sr. unsec. notes 1.80%, 10/15/25 (South Korea)	72,000	69,224
Hyundai Capital America 144A sr. unsec. notes 5.30%, 3/19/27 (South Korea)	369,000	372,050
Hyundai Capital America 144A sr. unsec. notes 1.65%, 9/17/26 (South Korea)	116,000	108,213
Lennar Corp. company guaranty sr. unsec. unsub. notes 4.75%, 5/30/25	381,000	379,033
Marriott International, Inc./MD 5.75%, 5/1/25	225,000	225,776
Mercedes-Benz Finance North America, LLC 144A company guaranty sr. unsec. notes 4.90%, 1/9/26	360,000	360,601
Mercedes-Benz Finance North America, LLC 144A company guaranty sr. unsec. notes 4.75%, 8/1/27	150,000	150,434
Netflix, Inc. sr. unsec. notes 5.875%, 2/15/25	310,000	311,319
Netflix, Inc. sr. unsec. unsub. notes 4.375%, 11/15/26	55,000	54,681
Netflix, Inc. 144A sr. unsec. notes 3.625%, 6/15/25	430,000	424,223
Owens Corning sr. unsec. notes 5.50%, 6/15/27	70,000	71,379
Toyota Motor Credit Corp. sr. unsec. unsub. FRN (US SOFR + 0.29%), 5.657%, 9/13/24	165,000	165,023
Toyota Motor Credit Corp. sr. unsec. unsub. FRN Ser. MTN, (US SOFR + 0.60%), 5.93%, 6/9/25	132,000	132,313
Toyota Motor Credit Corp. sr. unsec. unsub. FRN Ser. MTN, (US SOFR + 0.32%), 5.688%, 1/13/25	219,000	219,126
Volkswagen Group of America Finance, LLC 144A company guaranty sr. unsec. FRN (US SOFR + 0.83%), 6.199%, 3/20/26	265,000	266,387

		5,345,763
Consumer finance (5.9%)
AerCap Ireland Capital DAC/AerCap Global Aviation Trust company guaranty sr. unsec. notes 6.50%, 7/15/25 (Ireland)	150,000	151,284
AerCap Ireland Capital DAC/AerCap Global Aviation Trust company guaranty sr. unsec. notes 3.50%, 1/15/25 (Ireland)	325,000	321,925
AerCap Ireland Capital DAC/AerCap Global Aviation Trust company guaranty sr. unsec. notes 1.65%, 10/29/24 (Ireland)	450,000	445,538
Air Lease Corp. sr. unsec. notes 3.25%, 3/1/25	93,000	91,701
Air Lease Corp. sr. unsec. notes 0.80%, 8/18/24	433,000	431,964
Air Lease Corp. sr. unsec. sub. notes 5.30%, 6/25/26	137,000	137,863
Air Lease Corp. sr. unsec. sub. notes Ser. MTN, 2.30%, 2/1/25	174,000	171,130
Air Lease Corp. sr. unsec. unsub. notes 4.25%, 9/15/24	88,000	87,819
American Express Co. sr. unsec. unsub. bonds 6.338%, 10/30/26	156,000	158,324
American Express Co. sr. unsec. unsub. FRN (US SOFR Compounded Index + 1.35%), 6.717%, 10/30/26	8,000	8,084
American Express Co. sr. unsec. unsub. FRN (US SOFR Compounded Index + 1.00%), 6.365%, 2/16/28	102,000	102,484
American Express Co. sr. unsec. unsub. FRN (US SOFR Compounded Index + 0.97%), 6.336%, 7/28/27	80,000	80,366
American Express Co. sr. unsec. unsub. FRN (US SOFR Compounded Index + 0.93%), 6.297%, 3/4/25	668,000	670,475
American Express Co. sr. unsec. unsub. FRN (US SOFR + 0.76%), 6.124%, 2/13/26	19,000	19,074
American Express Co. sr. unsec. unsub. notes (US SOFR + 0.93%), 6.297%, 7/26/28	144,000	144,296
American Express Co. sr. unsec. unsub. notes 4.90%, 2/13/26	43,000	43,050
American Honda Finance Corp. sr. unsec. bonds Ser. MTN, (US SOFR + 0.55%), 5.913%, 2/12/25	264,000	264,393
American Honda Finance Corp. sr. unsec. FRN Ser. MTN, (US SOFR + 0.60%), 5.965%, 8/14/25	248,000	248,640
American Honda Finance Corp. sr. unsec. unsub. FRN (US SOFR Compounded Index + 0.78%), 6.148%, 4/23/25	173,000	173,605
Capital One Financial Corp. sr. unsec. unsub. notes 4.985%, 7/24/26	444,000	442,060
Capital One Financial Corp. sr. unsec. unsub. notes 3.30%, 10/30/24	606,000	602,478
Capital One Financial Corp. sr. unsec. unsub. notes 3.20%, 2/5/25	88,000	86,981
General Motors Financial Co., Inc. company guaranty sr. unsec. unsub. notes 4.30%, 7/13/25	115,000	113,868
General Motors Financial Co., Inc. sr. unsec. FRN (US SOFR + 0.62%), 5.988%, 10/15/24	357,000	357,243
General Motors Financial Co., Inc. sr. unsec. notes (US SOFR Compounded Index + 1.05%), 6.428%, 7/15/27	180,000	180,127
General Motors Financial Co., Inc. sr. unsec. notes 1.20%, 10/15/24	105,000	104,041
General Motors Financial Co., Inc. sr. unsec. sub. notes 2.75%, 6/20/25	264,000	257,932

		5,896,745
Consumer staples (2.2%)
Campbell Soup Co. sr. unsec. unsub. notes 5.30%, 3/20/26	321,000	323,052
Haleon UK Capital PLC company guaranty sr. unsec. unsub. notes 3.125%, 3/24/25 (United Kingdom)	615,000	605,846
Kenvue, Inc. company guaranty sr. unsec. notes Ser. REGS, 5.50%, 3/22/25	488,000	488,752
Keurig Dr Pepper, Inc. company guaranty sr. unsec. unsub. notes 4.417%, 5/25/25	36,000	35,793
PepsiCo, Inc. sr. unsec. unsub. notes (US SOFR Compounded Index + 0.40%), 5.763%, 11/12/24	161,000	161,119
Starbucks Corp. sr. unsec. notes 3.80%, 8/15/25	555,000	548,337

		2,162,899
Energy (0.5%)
ONEOK, Inc. company guaranty sr. unsec. notes 2.75%, 9/1/24	66,000	65,786
ONEOK, Inc. company guaranty sr. unsec. sub. notes 5.55%, 11/1/26	182,000	184,604
Sabine Pass Liquefaction, LLC sr. notes 5.875%, 6/30/26	230,000	232,387

		482,777
Financial (0.7%)
Jefferies Financial Group, Inc. sr. unsec. notes 6.05%, 3/12/25	270,000	269,989
Macquarie Group, Ltd. 144A sr. unsec. FRN (US SOFR + 0.71%), 6.078%, 10/14/25 (Australia)	330,000	330,069
Macquarie Group, Ltd. 144A sr. unsec. unsub. notes 6.207%, 11/22/24 (Australia)	63,000	63,142

		663,200
Health care (1.3%)
Amgen, Inc. sr. unsec. unsub. notes 5.25%, 3/2/25	28,000	27,979
GE HealthCare Technologies, Inc. company guaranty sr. unsec. notes 5.55%, 11/15/24	407,000	406,860
Pfizer Investment Enterprises PTE, Ltd. company guaranty sr. unsec. notes 4.65%, 5/19/25 (Singapore)	208,000	207,408
Pfizer Investment Enterprises PTE, Ltd. company guaranty sr. unsec. notes 4.45%, 5/19/26 (Singapore)	502,000	500,235
UnitedHealth Group, Inc. sr. unsec. unsub. notes (US SOFR + 0.50%), 5.862%, 7/15/26	192,000	192,410

		1,334,892
Insurance (5.6%)
Athene Global Funding 144A notes 5.349%, 7/9/27	240,000	242,178
Athene Global Funding 144A notes 2.50%, 1/14/25	64,000	63,079
Athene Global Funding 144A notes 1.716%, 1/7/25	726,000	713,459
Athene Global Funding 144A sr. notes (US SOFR Compounded Index + 0.85%), 6.213%, 5/8/26	335,000	335,480
Corebridge Global Funding 144A notes 5.35%, 6/24/26	225,000	227,067
Corebridge Global Funding 144A sr. unsub. FRN (US SOFR + 1.30%), 6.669%, 9/25/26	390,000	393,483
MassMutual Global Funding II 144A FRN (US SOFR + 0.87%), 6.239%, 3/21/25	912,000	915,364
Metropolitan Life Global Funding I 144A notes 5.00%, 1/6/26	150,000	150,332
Metropolitan Life Global Funding I 144A sr. unsub. FRN (US SOFR Compounded Index + 0.91%), 6.279%, 3/21/25	935,000	938,993
Metropolitan Life Global Funding I 144A sr. unsub. notes 2.80%, 3/21/25	199,000	196,006
New York Life Global Funding 144A sr. FRN (US SOFR + 0.67%), 6.04%, 4/2/27	265,000	266,201
New York Life Global Funding 144A sr. unsub. FRN (US SOFR Compounded Index + 0.33%), 5.698%, 1/14/25	184,000	184,124
Northwestern Mutual Global Funding 144A notes 5.07%, 3/25/27	114,000	115,556
Pacific Life Global Funding II 144A FRN (US SOFR Compounded Index + 0.80%), 6.169%, 3/30/25	318,000	319,048
Principal Life Global Funding II 144A FRN (US SOFR + 0.38%), 5.746%, 8/23/24	272,000	272,041
Protective Life Global Funding 144A notes (US SOFR + 0.70%), 6.068%, 4/10/26	233,000	233,440

		5,565,851
Investment banking/Brokerage (3.1%)
Deutsche Bank AG sr. unsec. unsub. FRN 3.961%, 11/26/25 (Germany)	512,000	509,079
Goldman Sachs Group, Inc. (The) sr. unsec. unsub. FRN (US SOFR + 0.49%), 5.857%, 10/21/24	6,000	6,001
Goldman Sachs Group, Inc. (The) sr. unsec. unsub. FRN (US SOFR + 0.49%), 5.853%, 10/21/24	301,000	301,090
Goldman Sachs Group, Inc. (The) sr. unsec. unsub. FRN 3.272%, 9/29/25	265,000	263,948
Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes (US SOFR + 0.51%), 5.872%, 9/10/24	233,000	233,010
Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes 3.85%, 1/26/27	161,000	157,546
Morgan Stanley sr. unsec. notes 6.138%, 10/16/26	117,000	118,344
Morgan Stanley sr. unsec. notes Ser. MTN, 5.652%, 4/13/28	950,000	968,109
Morgan Stanley sr. unsec. unsub. FRN 2.63%, 2/18/26	115,000	113,279
Morgan Stanley sr. unsec. unsub. notes Ser. MTN, 3.125%, 7/27/26	49,000	47,467
Morgan Stanley Bank NA sr. unsec. notes Ser. BKNT, (US SOFR + 0.94%), 6.305%, 7/14/28	384,000	385,037

		3,102,910
Real estate (2.9%)
Alexandria Real Estate Equities, Inc. company guaranty sr. unsec. notes 3.45%, 4/30/25	95,000	93,694
Boston Properties, LP sr. unsec. notes 3.20%, 1/15/25(R)	509,000	502,951
Camden Property Trust sr. unsec. unsub. notes 5.85%, 11/3/26(R)	335,000	343,240
Essex Portfolio LP company guaranty sr. unsec. notes 3.50%, 4/1/25	391,000	385,810
Public Storage sr. unsec. FRN (US SOFR Compounded Index + 0.60%), 5.967%, 7/25/25(R)	91,000	91,317
Public Storage Operating Co. company guaranty sr. unsec. notes (US SOFR Compounded Index + 0.70%), 6.068%, 4/16/27	348,000	349,204
Realty Income Corp. sr. unsec. unsub. notes 5.05%, 1/13/26(R)	84,000	83,971
Simon Property Group LP sr. unsec. unsub. notes 3.50%, 9/1/25	195,000	192,111
Simon Property Group LP sr. unsec. unsub. notes 3.375%, 10/1/24(R)	281,000	279,949
Simon Property Group LP sr. unsec. unsub. notes 2.00%, 9/13/24(R)	552,000	549,600

		2,871,847
Technology (1.7%)
Analog Devices, Inc. sr. unsec. FRN (US SOFR Compounded Index + 0.25%), 5.619%, 10/1/24	285,000	285,041
Broadcom, Inc. sr. unsec. notes 5.05%, 7/12/27	206,000	207,889
Hewlett Packard Enterprise Co. sr. unsec. notes 5.90%, 10/1/24	202,000	202,032
Microchip Technology, Inc. sr. unsec. notes 0.983%, 9/1/24	189,000	188,160
VMware, Inc. sr. unsec. notes 1.00%, 8/15/24	845,000	843,393

		1,726,515
Utilities and power (2.1%)
Constellation Energy Generation, LLC sr. unsec. notes 3.25%, 6/1/25	238,000	233,819
DTE Energy Co. sr. unsec. unsub. notes 4.95%, 7/1/27	60,000	60,235
DTE Energy Co. sr. unsec. unsub. notes Ser. F, 1.05%, 6/1/25	159,000	153,463
Electricite De France SA 144A sr. unsec. unsub. notes 3.625%, 10/13/25 (France)	90,000	88,451
Eversource Energy sr. unsec. unsub. notes 4.75%, 5/15/26	162,000	161,336
Kinder Morgan, Inc. company guaranty sr. unsec. unsub. notes 4.30%, 6/1/25	328,000	324,903
NextEra Energy Capital Holdings, Inc. company guaranty sr. unsec. unsub. notes 5.749%, 9/1/25	370,000	372,657
NextEra Energy Capital Holdings, Inc. company guaranty sr. unsec. unsub. notes 3.55%, 5/1/27	75,000	72,672
NiSource, Inc. sr. unsec. notes 0.95%, 8/15/25	154,000	147,578
ONEOK Partners LP company guaranty sr. unsec. notes 4.90%, 3/15/25	267,000	266,036
WEC Energy Group, Inc. sr. unsec. unsub. notes 5.60%, 9/12/26	262,000	265,742

		2,146,892

Total corporate bonds and notes (cost $71,969,407)		$72,208,579

COMMERCIAL PAPER (19.5%)(a)
	Yield (%)	Maturity date	Principal amount	Value
Alexandria Real Estate Equities, Inc.	5.502	8/9/24	$500,000	$499,314
Alexandria Real Estate Equities, Inc.	5.492	8/2/24	250,000	249,924
Alimentation Couche-Tard, Inc. (Canada)	5.530	8/28/24	310,000	308,662
Alimentation Couche-Tard, Inc. (Canada)	5.530	8/27/24	320,000	318,669
Alimentation Couche-Tard, Inc. (Canada)	5.499	8/23/24	360,000	358,726
American Honda Finance Corp.	5.595	9/10/24	260,000	258,372
Arrow Electronics, Inc.	5.738	8/8/24	520,000	519,336
Arrow Electronics, Inc.	5.742	8/5/24	470,000	469,626
AT&T, Inc.	5.509	8/19/24	950,000	947,304
Aviation Capital Group, LLC	5.731	8/1/24	746,000	745,886
Bell Canada (Canada)	5.598	9/25/24	475,000	470,992
Bell Canada (Canada)	5.525	8/8/24	395,000	394,524
Boston Properties LP	5.535	8/20/24	250,000	249,238
Boston Properties LP	5.558	8/19/24	250,000	249,276
Conagra Brands, Inc.	5.876	8/6/24	250,000	249,764
Conagra Brands, Inc.	5.651	8/1/24	929,000	928,855
Constellation Brands, Inc.	5.608	8/9/24	250,000	249,642
Crown Castle, Inc.	5.757	8/7/24	280,000	279,688
Dominion Energy, Inc.	5.555	8/19/24	250,000	249,282
Intercontinental Exchange, Inc.	5.503	8/20/24	500,000	498,454
Intercontinental Exchange, Inc.	5.482	8/12/24	500,000	498,960
International Flavors & Fragrances, Inc.	5.977	8/26/24	570,000	567,743
Marathon Oil Corp.	5.837	8/5/24	282,000	281,775
Marriott International, Inc./MD	5.513	8/30/24	250,000	248,855
Marriott International, Inc./MD	5.568	8/22/24	250,000	249,151
Microchip Technology, Inc.	5.488	8/16/24	500,000	498,759
Mid-America Apartments LP	5.518	8/20/24	250,000	249,242
Mid-America Apartments LP	5.518	8/19/24	540,000	538,445
Nutrien, Ltd. (Canada)	5.549	8/21/24	600,000	598,074
Nutrien, Ltd. (Canada)	5.550	8/12/24	330,000	329,397
Ovintiv Canada ULC (Canada)	6.059	8/13/24	500,000	498,921
Penske Truck Leasing Co.	5.524	8/14/24	400,000	399,135
Penske Truck Leasing Co.	5.545	8/13/24	315,000	314,369
Penske Truck Leasing Co.	5.524	8/7/24	250,000	249,732
PPG Industries, Inc.	5.530	9/6/24	250,000	248,592
Protective Life Corp.	5.534	8/16/24	445,000	443,897
Realty Income Corp.	5.451	8/1/24	750,000	749,887
Targa Resources Corp.	6.029	8/23/24	250,000	249,062
Targa Resources Corp.	5.801	8/1/24	752,000	751,879
TransCanada PipeLines, Ltd. (Canada)	5.494	8/9/24	500,000	499,321
UDR, Inc.	5.491	8/13/24	500,000	499,017
UDR, Inc.	5.492	8/6/24	500,000	499,548
VW Credit, Inc.	5.604	8/12/24	640,000	638,839
WRKCo., Inc.	5.526	8/12/24	400,000	399,275
WRKCo., Inc.	5.528	8/8/24	500,000	499,397

Total commercial paper (cost $19,499,601)				$19,496,806

ASSET-BACKED SECURITIES (4.6%)(a)
	Principal amount	Value
Bank of America Auto Trust 144A Ser. 23-2A, Class A2, 5.85%, 8/17/26	$214,218	$214,546
CarMax Auto Owner Trust
Ser. 24-2, Class A3, 5.50%, 1/16/29	408,000	414,523
Ser. 22-2, Class A3, 3.49%, 2/16/27	145,573	143,871
Chase Auto Owner Trust 144A Ser. 24-3A, Class A2, 5.53%, 9/27/27	466,000	467,596
Citizens Auto Receivables Trust 144A
Ser. 23-2, Class A2A, 6.09%, 10/15/26	167,705	168,104
FRB Ser. 24-2, Class A2B, (US 30 Day Average SOFR + 0.54%), 5.877%, 11/16/26	168,000	168,233
GM Financial Consumer Automobile Receivables Trust
Ser. 24-2, Class A3, 5.10%, 3/16/29	353,000	356,206
Ser. 22-2, Class A3, 3.10%, 2/16/27	184,270	181,771
Harley-Davidson Motorcycle Trust
Ser. 23-B, Class A2, 5.92%, 12/15/26	162,365	162,644
Ser. 23-B, Class A3, 5.69%, 8/15/28	120,000	121,461
Ser. 24-A, Class A2, 5.65%, 2/16/27	428,000	428,879
Honda Auto Receivables Owner Trust Ser. 23-4, Class A2, 5.87%, 6/22/26	222,933	223,407
Huntington Auto Trust 144A Ser. 24-1A, Class A2, 5.50%, 3/15/27	116,752	116,814
Hyundai Auto Receivables Trust
Ser. 23-C, Class A2A, 5.80%, 1/15/27	207,964	208,437
Ser. 23-A, Class A3, 4.58%, 4/15/27	470,000	467,638
Tesla Auto Lease Trust 144A Ser. 23-A, Class A2, 5.86%, 8/20/25	199,960	200,089
Toyota Auto Receivables Owner Trust Ser. 22-C, Class A3, 3.76%, 4/15/27	247,381	244,675
Volkswagen Auto Loan Enhanced Trust
Ser. 23-2, Class A2A, 5.72%, 3/22/27	214,146	214,635
Ser. 21-1, Class A3, 1.02%, 6/22/26	119,343	117,480

Total asset-backed securities (cost $4,594,381)		$4,621,009

U.S. TREASURY OBLIGATIONS (2.7%)(a)
	Principal amount	Value
U.S. Treasury Notes
5.00%, 9/30/25	$583,000	$585,243
4.875%, 4/30/26	2,105,000	2,122,761

Total U.S. treasury obligations (cost $2,683,499)		$2,708,004

CERTIFICATES OF DEPOSIT (1.0%)(a)
	Yield (%)	Maturity date	Principal amount	Value
Intesa Sanpaolo SPA/New York, NY	5.680	1/13/25	$520,000	$519,663
Intesa Sanpaolo SPA/New York, NY	5.590	8/16/24	250,000	249,991
Toronto-Dominion Bank/NY (Canada)	6.000	10/1/24	185,000	185,106

Total certificates of deposit (cost $955,000)				$954,760
TOTAL INVESTMENTS

Total investments (cost $99,701,888)				$99,989,158

	Key to holding's abbreviations
BKNT	Bank Note
DAC	Designated Activity Company
FRB	Floating Rate Bonds: The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: The rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
GMTN	Global Medium Term Notes
MTN	Medium Term Notes
REGS	Securities sold under Regulation S may not be offered, sold or delivered within the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
SOFR	Secured Overnight Financing Rate
	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from May 1, 2024 through July 31, 2024 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's investment manager, an indirect wholly-owned subsidiary of Franklin Resources, Inc., references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $99,883,718.
(R)	Real Estate Investment Trust.
	Debt obligations are considered secured unless otherwise indicated.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	The dates shown on debt obligations are the original maturity dates.
	DIVERSIFICATION BY COUNTRY
	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United States	63.4%
	Canada	8.9
	United Kingdom	6.3
	France	3.8
	Japan	3.6
	Australia	3.1
	Netherlands	2.7
	Spain	1.8
	Switzerland	1.4
	South Korea	1.2
	Ireland	0.9
	Norway	0.8
	Singapore	0.7
	Germany	0.5
	Other	0.9

	Total	100.0%
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees (Trustees). The Trustees have formed a Pricing Committee to oversee the implementation of these procedures. Under compliance policies and procedures approved by the Trustees, the Trustees have designated the fund’s investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the fund’s administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The VC is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Trustees.
	Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by the fund's investment manager. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that the fund's investment manager does not believe accurately reflects the security's fair value, the security will be valued at fair value by the fund's investment manager, which has been designated as valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio.
	Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
	With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
	At the close of the reporting period, the fund did not have a net liability position on open derivative contracts subject to the Master Agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Asset-backed securities	$—	$4,621,009	$—
Certificates of deposit	—	954,760	—
Commercial paper	—	19,496,806	—
Corporate bonds and notes	—	72,208,579	—
U.S. treasury obligations	—	2,708,004	—

Totals by level	$—	$99,989,158	$—
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnam.com